17. SEGMENT REPORTING (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Revenues	¥ 1,412,016	¥ 1,023,851	¥ 875,925
Property and management cost	117,006	112,030	109,568
Marketing expense	(178,650)	51,284	0
Provision for credit losses	354,711	(13,443)	116,032
Interest expense, related parties	156,775	162,041	41,339
Interest expense	73,206	307,191	262,762
Product development expense	80,057	82,375	62,647
Segment Income (loss) before taxes	809,911	373,657	283,577
General and administrative	193,187	204,077	198,787
Selling and marketing	237,128	129,892	89,620
Income (loss) from continuing operations before income taxes	378,596	(11,596)	(4,830)
Internet-based business
Segment Revenues	1,199,990	831,630	706,160
Property and management cost	0	0	0
Marketing expense	(178,650)	51,284	0
Provision for credit losses	354,711	(13,443)	116,032
Interest expense, related parties	153,827	157,295	37,816
Interest expense	33,360	272,171	221,934
Product development expense	80,057	82,375	62,647
Segment Income (loss) before taxes	756,685	281,948	267,731
General and administrative	0	0	0
Selling and marketing	0	0	0
Income (loss) from continuing operations before income taxes	756,685	281,948	267,731
Hotel business
Segment Revenues	137,020	133,747	109,708
Property and management cost	103,865	98,248	95,974
Marketing expense	0	0	0
Provision for credit losses	0	0	0
Interest expense, related parties	0	0	1,619
Interest expense	39,846	35,020	40,350
Product development expense	0	0	0
Segment Income (loss) before taxes	(6,691)	479	(28,235)
General and administrative	0	0	0
Selling and marketing	0	0	0
Income (loss) from continuing operations before income taxes	(6,691)	479	(28,235)
Office Leasing
Segment Revenues	75,006	58,474	60,057
Property and management cost	13,141	13,782	13,594
Marketing expense	0	0	0
Provision for credit losses	0	0	0
Interest expense, related parties	2,948	4,746	1,904
Interest expense	0	0	478
Product development expense	0	0	0
Segment Income (loss) before taxes	58,917	39,946	44,081
General and administrative	0	0	0
Selling and marketing	0	0	0
Income (loss) from continuing operations before income taxes	58,917	39,946	44,081
Corporate
Segment Revenues	0	0	0
Property and management cost	0	0	0
Marketing expense		0	0
Provision for credit losses	0	0	0
Interest expense, related parties	0	0	0
Interest expense	0	0	0
Product development expense		0	0
Segment Income (loss) before taxes	0	0	0
General and administrative	193,187	204,077	198,787
Selling and marketing	237,128	129,892	89,620
Income (loss) from continuing operations before income taxes	¥ (430,315)	¥ (333,969)	¥ (288,407)